CAPITAL STOCK (Tables)	9 Months Ended
Dec. 31, 2023
Capital Stock
Schedule of unlimited number of common shares without par value

	Nine Months Ended December 31,
	2023		2022
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	17,606	$218,782	13,349	$158,324
Shares issued under Registered Direct Offering, net of issue costs	1,970	–	–	–
Shares issued under ATM, net of issue costs	186	662	88	586
Shares issued or accrued for services	16	50	13	90
Shares issued in Tarus acquisition	–	–	2,426	17,200
Shares issued in iOx exchange	–	–	1,070	9,737
Excess of non-controlling interest acquired over consideration – iOx	–	–	–	29,609
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	–	–	94	900
Purchase of shares issued under Committed Purchase Agreement, net of issue costs	–	–	30	184
Balance, end of period	19,778	$219,494	17,070	$216,630

Schedule of associated fair value

October 3, 2023
Exercise price	$1.90
Share price	$1.97
Expected life	1.50 years
Expected volatility	96.0%
Risk-free interest rate	5.32%
Dividend yield	–